Long Term Obligations (Details) (USD $)	0 Months Ended		3 Months Ended									9 Months Ended				12 Months Ended				0 Months Ended		9 Months Ended				0 Months Ended						3 Months Ended		12 Months Ended	0 Months Ended
	May 27, 2011	Dec. 07, 2010	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	May 27, 2011 Private Placement [Member] Series A-2 Convertible Preferred Stock [Member]	Sep. 30, 2012 Derivative Financial Instruments, Liabilities [Member]	Sep. 30, 2013 Derivative Financial Instruments, Liabilities [Member]	Sep. 30, 2012 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2011 Derivative Financial Instruments, Liabilities [Member]	May 27, 2011 Convertible Preferred Stock [Member] Series A2 Designated Convertible Preferred Stock [Member]	May 27, 2011 Series A-1 [Member]	May 27, 2011 Loan and Security Agreement [Member]	Dec. 07, 2010 Loan and Security Agreement [Member]	May 27, 2011 Sale Of Convertible Promissory Notes [Member]	May 27, 2011 Derivative liability [Member]	Dec. 31, 2012 Derivative liability [Member]	Dec. 31, 2011 Derivative liability [Member]	Dec. 31, 2011 Derivative liability [Member]	May 27, 2011 Convertible Promissory Note [Member]
Long Term Obligations (Details) [Line Items]
Debt Instrument, Face Amount			$ 15,275,000	$ 15,275,000				$ 15,275,000				$ 15,275,000	$ 15,275,000			$ 15,275,000	$ 15,275,000	$ 15,275,000	$ 15,275,000										$ 2,000,000						$ 15,275,000
Debt Instrument, Interest Rate, Stated Percentage																													13.00%						5.00%
Debt Instrument, Periodic Payment, number of periodic installments																													30
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)																													95,368
Fair Value Assumptions, Expected Term	3 years 6 months	5 years																			2 years 58 days								4 years		3 years 6 months	1 year 332 days	2 years 332 days
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																													$ 1.468
Share Price (in Dollars per share)			$ 1.96	$ 0.03								$ 1.96	$ 1.96			$ 0.03	$ 0.03				$ 7.95		$ 7.95						$ 1.41		$ 0.68	$ 0.03	$ 0.16	$ 0.16
Fair Value Assumptions, Expected Volatility Rate																					126.57%								43.96%		64.31%	126.91%	82.82%
Fair Value Assumptions, Expected Dividend Rate																					0.00%								0.00%		0.00%	0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate																					0.16%								1.305%		0.21%	0.13%	0.18%
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)																													46,230
Debt Issuance, Initial Cost		157,240
Provision for Termination Fees																													95,000
Amortization of Financing Costs																													298,470
Unamortized Debt Issuance Expense	832,502																											222,275
Interest and Debt Expense																												83,585
Debt Instrument, Maturity Date																												May 27, 2011
Convertible Notes Payable																														15,275,000
Debt Conversion, Convertible Instrument, Shares Issuable (in Shares)																				2,679,824						2,679,824
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																										$ 5.70				$ 5.70
Convertible Preferred Stock, Shares Issuable upon Conversion (in Shares)																										9.939				10
Proceeds from Sale Of Promissory Notes, Convertible Preferred Stock and Warrants, Gross	30,550,000
Payments of Debt Issuance Costs																														2,524,963
Proceeds from Sale Of Promissory notes, Convertible Preferred Stock and Warrants,Net Of Issuance Cost																														28,025,037
Debt Instrument, Interest Rate at Period End																														5.00%
Proceeds from Notes Payable																											10,072,592
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																											10,724,991
Proceeds from Issuance of Warrants	9,752,417		2,553,318										2,553,318
Derivative Liability (in Dollars)	11,495,163			102,695				655,219								102,695	102,695	655,219	655,219					274,928	1,931,295
Interest Expense, Other	2,255,074
Debt Instrument, Unamortized Discount	14,442,497		11,049,534	13,143,869				14,329,416				11,049,534	11,049,534			13,143,869	13,143,869	14,329,416	14,329,416																14,442,497
Deferred Finance Costs, Net	832,502
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				1,656,367												1,656,367	1,656,367															274,928	1,931,295	1,931,295
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)												(302,825)		2,176,982		3,759,146		9,326,210																(573,923)
Derivative, Gain (Loss) on Derivative, Net			450,584	1,582,164	(385,209)	1,485,470	1,076,721	1,884,903	8,624,976	(1,619,723)	381,829		(27,896)		2,176,982		3,759,146		9,271,985															8,989,945
Operating Leases, Rent Expense																	597,261		758,908
Gross Proceeds from Issuance of Convertible Preferred Stock	30,550,000
Debt Issuance Cost	2,524,963
Proceeds from Convertible Debt	28,025,037												13,393,162
Debt Instrument, Convertible, Remaining Discount Amortization Period																																			3 years 6 months
Long-term Debt, Fair Value																					458,310		458,310
Increase (Decrease) in Derivative Liabilities (in Dollars)																	(552,524)		(1,269,940)			274,928	1,472,985
Gains (Losses) on Extinguishment of Debt			$ (4,970,410)										$ (4,970,410)